5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES: Schedule of Exploration and Evaluation Assets and Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Exploration and Evaluation Assets and Expenses

		Portugal		Kosovo		Germany	Others
	Alvito	Alvalade	Others	Slivovo	Others			Total
Exploration and evaluation assets
Acquisition costs
As of January 1, 2020	$ -	$ 167,920	$ -	$ 1	$ -	$ -	$ -	$ 167,921
Write-down of property during the year	-	-	-	(1)	-	-	-	(1)
As of December 31, 2020	$ -	$ 167,920	$ -	$ -	$ -	$ -	$ -	$ 167,920

Mineral exploration expenses for the year ended December 31, 2020
Concession fees and taxes	$ -	$ -	$ -	$ 1,841	$ -	$ -	$ -	$ 1,841
Geological salaries and consulting	-	6,872	-	-	8,971	-	-	15,843
Office and administrative fees	-	4,414	-	74	444	-	-	4,932
Rent	-	55,899	-	-	-	-	-	55,899
Site costs	-	1,539	-	53	-	-	-	1,592
Travel	-	236	-	-	-	-	-	236
Reimbursements from optionee	-	(434,982)	-	-	-	-	-	(434,982)
	$ -	$ (366,022)	$ -	$ 1,968	$ 9,415	$ -	$ -	$ (354,639)
Cumulative mineral exploration expenses since acquisition
Assaying	$ -	$ -	$ -	$ 297,975	$ 65,936	$ 10,846	$ -	$ 374,757
Concession fees and taxes	147,900	361,864	545,708	11,839	206,975	4	-	1,274,290
Depreciation	7,191	17,178	91,531	-	-	-	-	115,900
Drilling	472,513	610,197	-	1,180,217	-	-	-	2,262,927
Geological salaries and consulting	1,624,824	6,515,612	4,692,323	119,801	720,879	12,359	-	13,685,798
Geology work	-	-	32,377	891,582	402,515	223,619	140,906	1,690,999
Insurance	5,683	24,173	46,429	14,604	15,007	-	-	105,896
Legal and accounting	177	1,020	1,067	58,158	13,958	-	-	74,380
Office and administrative fees	43,699	253,950	236,040	80,223	101,624	5,255	63,191	783,982
Rent	188,804	606,084	408,092	28,694	88,221	-	20,560	1,340,455
Report	-	-	-	24,232	-	-	-	24,232
Site costs	71,452	194,203	172,925	185,127	194,582	-	8,865	827,154
Travel	75,625	237,367	171,652	60,107	22,478	-	15,326	582,555
Trenching and road work	-	-	-	34,339	-	-	-	34,339
Reimbursements from optionee	(2,149,344)	(8,128,822)	(2,741,482)	(2,834,986)	(45,158)	-	-	(15,899,792)
	$ 488,524	$ 692,826	$ 3,656,662	$ 151,912	$ 1,787,017	$ 252,083	$ 248,848	$ 7,277,872

		Portugal		Kosovo		Germany	Others
	Alvito	Alvalade	Others	Slivovo	Others			Total
Exploration and evaluation assets
Acquisition costs
As of January 1, 2019	$ -	$ 167,920	$ 1,096,840	$ 143,155	$ -	$ -	$ -	$ 1,407,915
Write-down of property during the year	-	-	(1,096,840)	(143,154)	-	-	-	(1,239,994)
As of December 31, 2019	$ -	$ 167,920	$ -	$ 1	$ -	$ -	$ -	$ 167,921

Mineral exploration expenses for the year ended December 31, 2019
Concession fees and taxes	$ 15,422	$ 50,003	$ 10	$ -	$ 3,564	$ -	$ -	$ 68,999
Depreciation	1,676	7,120	2,200	-	-	-	-	10,996
Drilling	-	124,262	-	-	-	-	-	124,262
Geological salaries and consulting	59,406	121,313	7,930	-	33,885	-	-	222,534
Insurance	122	3,755	3,185	-	217	-	-	7,279
Legal and accounting	19	498	-	-	243	-	-	760
Office and administrative fees	6,379	14,071	2,426	-	812	-	-	23,688
Rent	9,202	57,794	12,308	-	6,857	-	-	86,161
Site costs	1,157	13,950	730	-	285	-	-	16,122
Travel	109	5,430	23	-	64	-	-	5,626
Reimbursements from optionee	-	(291,680)	-	-	-	-	-	(291,680)
	$ 93,492	$ 106,516	$ 28,812	$ -	$ 45,927	$ -	$ -	$ 274,747
Cumulative mineral exploration expenses since acquisition
Assaying	$ -	$ -	$ -	$ 297,975	$ 65,936	$ 10,846	$ -	$ 374,757
Concession fees and taxes	147,900	361,864	545,708	9,998	206,975	4	-	1,272,449
Depreciation	7,191	17,178	91,531	-	-	-	-	115,900
Drilling	472,513	610,197	-	1,180,217	-	-	-	2,262,927
Geological salaries and consulting	1,624,824	6,508,740	4,692,323	119,801	711,908	12,359	-	13,669,955
Geology work	-	-	32,377	891,582	402,515	223,619	140,906	1,690,999
Insurance	5,683	24,173	46,429	14,604	15,007	-	-	105,896
Legal and accounting	177	1,020	1,067	58,158	13,958	-	-	74,380
Office and administrative fees	43,699	249,536	236,040	80,149	101,180	5,255	63,191	779,050
Rent	188,804	550,185	408,092	28,694	88,221	-	20,560	1,284,556
Report	-	-	-	24,232	-	-	-	24,232
Site costs	71,452	192,664	172,925	185,074	194,582	-	8,865	825,562
Travel	75,625	237,131	171,652	60,107	22,478	-	15,326	582,319
Trenching and road work	-	-	-	34,339	-	-	-	34,339
Reimbursements from optionee	(2,149,344)	(7,693,840)	(2,741,482)	(2,834,986)	(45,158)	-	-	(15,464,810)
	$ 488,524	$ 1,058,848	$ 3,656,662	$ 149,944	$ 1,777,602	$ 252,083	$ 248,848	$ 7,632,511